DREYFUS MUNICIPAL FUNDS, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

October 5, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Municipal Funds, Inc. (the "Fund") Registration File Nos. 33-42162; 811-06377

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund's Registration Statement; and

(2)	the text of the Fund's Registration Statement was filed electronically on September 26, 2005.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Jeff Prusnofsky
       Jeff Prusnofsky
       Vice President and Assistant Secretary